Average Annual Total Returns{- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-11 - Fidelity Emerging Markets Discovery Fund
	Fidelity Emerging Markets Discovery Fund Return Before Taxes Past 1 year	Fidelity Emerging Markets Discovery Fund Return Before Taxes Past 5 years	Fidelity Emerging Markets Discovery Fund Return Before Taxes Since Inception		Fidelity Emerging Markets Discovery Fund After Taxes on Distributions Past 1 year	Fidelity Emerging Markets Discovery Fund After Taxes on Distributions Past 5 years	Fidelity Emerging Markets Discovery Fund After Taxes on Distributions Since Inception		Fidelity Emerging Markets Discovery Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Markets Discovery Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Markets Discovery Fund After Taxes on Distributions and Sales Since Inception		IXY2E Past 1 year	IXY2E Past 5 years	IXY2E Since Inception
Total	19.60%	6.01%	6.28%	[1]	19.51%	5.78%	6.00%	[1]	12.02%	4.80%	5.07%	[1]	12.38%	3.44%	3.38%	[1]

[1]	(a)From November 1, 2011